HELLENIC REPUBLIC BANK SUPPORT PLAN	12 Months Ended
Dec. 31, 2017
Hellenic Republic Bank Support Plan [Abstract]
Hellenic Republic Bank Support Plan

NOTE 18: HELLENIC REPUBLIC BANK SUPPORT PLAN

We no longer participate in the Hellenic Republic Bank Support Plan following the events below:

Pillar I—Preference share facility

As a result of Cabinet Act 45/07.12.2015 (see also Note 32), all the 270,000,000 outstanding preference shares issued in favor of the Greek State, in accordance with the Greek Law 3723/2008 were converted into 1,305,000,000 ordinary shares, which were received by the HFSF.

Therefore, following the above there are no under Greek Law 3723/2008 preference shares outstanding. Please see Note 32.

Pillar II—Government guaranteed borrowings facility

As at July 22, 2016 the securities issued by the Bank under Hellenic Republic guarantees, as per article 2 of Greek Law 3723/2008, have been fully repaid. Accordingly, following the definitive expiry of these guarantees, the Bank is no longer subject to the provisions of Greek Law 3723/2008 and, furthermore, the representation of the Hellenic Republic on the Bank’s Board of Directors has ceased.

Pillar III—Debt instruments issued by the Public Debt Management Agency

On August 6, 2013, September 16, 2013 and July 17, 2014 the Bank received from Public Debt Management Agency, new three-year zero coupon special Greek government bonds of EUR 787 million, EUR 60 million and EUR 1,262 million, respectively, collateralized with customer loans. These bonds could only be used as collateral for financing and therefore were reflected in off-balance sheet items.

On March 30, 2016, the Bank cancelled the aforementioned notes under Pillar III.